Average Annual Total Returns	Prospectus #1 Macquarie Large Cap Value Portfolio Russell 1000® Value Index 1 year	Prospectus #1 Macquarie Large Cap Value Portfolio Russell 1000® Value Index 5 years	Prospectus #1 Macquarie Large Cap Value Portfolio Russell 1000® Value Index 10 years or lifetime	Prospectus #1 Macquarie Large Cap Value Portfolio DPT Class 1 year	Prospectus #1 Macquarie Large Cap Value Portfolio DPT Class 5 years	Prospectus #1 Macquarie Large Cap Value Portfolio DPT Class 10 years or lifetime	Prospectus #1 Macquarie Large Cap Value Portfolio DPT Class After Taxes on Distributions 1 year	Prospectus #1 Macquarie Large Cap Value Portfolio DPT Class After Taxes on Distributions 5 years	Prospectus #1 Macquarie Large Cap Value Portfolio DPT Class After Taxes on Distributions 10 years or lifetime	Prospectus #1 Macquarie Large Cap Value Portfolio DPT Class After Taxes on Distributions and Sales 1 year	Prospectus #1 Macquarie Large Cap Value Portfolio DPT Class After Taxes on Distributions and Sales 5 years	Prospectus #1 Macquarie Large Cap Value Portfolio DPT Class After Taxes on Distributions and Sales 10 years or lifetime	Prospectus #1 Macquarie Labor Select International Equity Portfolio MSCI EAFE Index (net returns) 1 year	Prospectus #1 Macquarie Labor Select International Equity Portfolio MSCI EAFE Index (net returns) 5 years	Prospectus #1 Macquarie Labor Select International Equity Portfolio MSCI EAFE Index (net returns) 10 years or lifetime	Prospectus #1 Macquarie Labor Select International Equity Portfolio MSCI EAFE Index (gross returns) 1 year	Prospectus #1 Macquarie Labor Select International Equity Portfolio MSCI EAFE Index (gross returns) 5 years	Prospectus #1 Macquarie Labor Select International Equity Portfolio MSCI EAFE Index (gross returns) 10 years or lifetime	Prospectus #1 Macquarie Labor Select International Equity Portfolio DPT Class 1 year	Prospectus #1 Macquarie Labor Select International Equity Portfolio DPT Class 5 years	Prospectus #1 Macquarie Labor Select International Equity Portfolio DPT Class 10 years or lifetime	Prospectus #1 Macquarie Labor Select International Equity Portfolio DPT Class After Taxes on Distributions 1 year	Prospectus #1 Macquarie Labor Select International Equity Portfolio DPT Class After Taxes on Distributions 5 years	Prospectus #1 Macquarie Labor Select International Equity Portfolio DPT Class After Taxes on Distributions 10 years or lifetime	Prospectus #1 Macquarie Labor Select International Equity Portfolio DPT Class After Taxes on Distributions and Sales 1 year	Prospectus #1 Macquarie Labor Select International Equity Portfolio DPT Class After Taxes on Distributions and Sales 5 years	Prospectus #1 Macquarie Labor Select International Equity Portfolio DPT Class After Taxes on Distributions and Sales 10 years or lifetime	Prospectus #1 Macquarie Emerging Markets Portfolio MSCI Emerging Markets Index (net returns) 1 year	Prospectus #1 Macquarie Emerging Markets Portfolio MSCI Emerging Markets Index (net returns) 5 years	Prospectus #1 Macquarie Emerging Markets Portfolio MSCI Emerging Markets Index (net returns) 10 years or lifetime	Prospectus #1 Macquarie Emerging Markets Portfolio MSCI Emerging Markets Index (gross returns) 1 year	Prospectus #1 Macquarie Emerging Markets Portfolio MSCI Emerging Markets Index (gross returns) 5 years	Prospectus #1 Macquarie Emerging Markets Portfolio MSCI Emerging Markets Index (gross returns) 10 years or lifetime	Prospectus #1 Macquarie Emerging Markets Portfolio DPT Class 1 year	Prospectus #1 Macquarie Emerging Markets Portfolio DPT Class 5 years	Prospectus #1 Macquarie Emerging Markets Portfolio DPT Class 10 years or lifetime	Prospectus #1 Macquarie Emerging Markets Portfolio DPT Class After Taxes on Distributions 1 year	Prospectus #1 Macquarie Emerging Markets Portfolio DPT Class After Taxes on Distributions 5 years	Prospectus #1 Macquarie Emerging Markets Portfolio DPT Class After Taxes on Distributions 10 years or lifetime	Prospectus #1 Macquarie Emerging Markets Portfolio DPT Class After Taxes on Distributions and Sales 1 year	Prospectus #1 Macquarie Emerging Markets Portfolio DPT Class After Taxes on Distributions and Sales 5 years	Prospectus #1 Macquarie Emerging Markets Portfolio DPT Class After Taxes on Distributions and Sales 10 years or lifetime	Prospectus #1 Macquarie Emerging Markets Portfolio II MSCI Emerging Markets Index (net returns) 1 year	Prospectus #1 Macquarie Emerging Markets Portfolio II MSCI Emerging Markets Index (net returns) 5 years	Prospectus #1 Macquarie Emerging Markets Portfolio II MSCI Emerging Markets Index (net returns) 10 years or lifetime	Prospectus #1 Macquarie Emerging Markets Portfolio II MSCI Emerging Markets Index (gross returns) 1 year	Prospectus #1 Macquarie Emerging Markets Portfolio II MSCI Emerging Markets Index (gross returns) 5 years	Prospectus #1 Macquarie Emerging Markets Portfolio II MSCI Emerging Markets Index (gross returns) 10 years or lifetime	Prospectus #1 Macquarie Emerging Markets Portfolio II DPT Class 1 year	Prospectus #1 Macquarie Emerging Markets Portfolio II DPT Class 5 years	Prospectus #1 Macquarie Emerging Markets Portfolio II DPT Class 10 years or lifetime	Prospectus #1 Macquarie Emerging Markets Portfolio II DPT Class After Taxes on Distributions 1 year	Prospectus #1 Macquarie Emerging Markets Portfolio II DPT Class After Taxes on Distributions 5 years	Prospectus #1 Macquarie Emerging Markets Portfolio II DPT Class After Taxes on Distributions 10 years or lifetime	Prospectus #1 Macquarie Emerging Markets Portfolio II DPT Class After Taxes on Distributions and Sales 1 year	Prospectus #1 Macquarie Emerging Markets Portfolio II DPT Class After Taxes on Distributions and Sales 5 years	Prospectus #1 Macquarie Emerging Markets Portfolio II DPT Class After Taxes on Distributions and Sales 10 years or lifetime	Prospectus #1 Macquarie High Yield Bond Portfolio ICE BofA US High Yield Constrained Index 1 year	Prospectus #1 Macquarie High Yield Bond Portfolio ICE BofA US High Yield Constrained Index 5 years	Prospectus #1 Macquarie High Yield Bond Portfolio ICE BofA US High Yield Constrained Index 10 years or lifetime	Prospectus #1 Macquarie High Yield Bond Portfolio DPT Class 1 year	Prospectus #1 Macquarie High Yield Bond Portfolio DPT Class 5 years	Prospectus #1 Macquarie High Yield Bond Portfolio DPT Class 10 years or lifetime	Prospectus #1 Macquarie High Yield Bond Portfolio DPT Class After Taxes on Distributions 1 year	Prospectus #1 Macquarie High Yield Bond Portfolio DPT Class After Taxes on Distributions 5 years	Prospectus #1 Macquarie High Yield Bond Portfolio DPT Class After Taxes on Distributions 10 years or lifetime	Prospectus #1 Macquarie High Yield Bond Portfolio DPT Class After Taxes on Distributions and Sales 1 year	Prospectus #1 Macquarie High Yield Bond Portfolio DPT Class After Taxes on Distributions and Sales 5 years	Prospectus #1 Macquarie High Yield Bond Portfolio DPT Class After Taxes on Distributions and Sales 10 years or lifetime	Prospectus #1 Macquarie Core Plus Bond Portfolio Bloomberg Barclays US Aggregate Index 1 year	Prospectus #1 Macquarie Core Plus Bond Portfolio Bloomberg Barclays US Aggregate Index 5 years	Prospectus #1 Macquarie Core Plus Bond Portfolio Bloomberg Barclays US Aggregate Index 10 years or lifetime	Prospectus #1 Macquarie Core Plus Bond Portfolio DPT Class 1 year	Prospectus #1 Macquarie Core Plus Bond Portfolio DPT Class 5 years	Prospectus #1 Macquarie Core Plus Bond Portfolio DPT Class 10 years or lifetime	Prospectus #1 Macquarie Core Plus Bond Portfolio DPT Class After Taxes on Distributions 1 year	Prospectus #1 Macquarie Core Plus Bond Portfolio DPT Class After Taxes on Distributions 5 years	Prospectus #1 Macquarie Core Plus Bond Portfolio DPT Class After Taxes on Distributions 10 years or lifetime	Prospectus #1 Macquarie Core Plus Bond Portfolio DPT Class After Taxes on Distributions and Sales 1 year	Prospectus #1 Macquarie Core Plus Bond Portfolio DPT Class After Taxes on Distributions and Sales 5 years	Prospectus #1 Macquarie Core Plus Bond Portfolio DPT Class After Taxes on Distributions and Sales 10 years or lifetime	Prospectus #2 Delaware Global Listed Real Assets Fund Bloomberg Barclays Global Inflation-Linked Total Return Index Value Hedged USD 1 year	Prospectus #2 Delaware Global Listed Real Assets Fund Bloomberg Barclays Global Inflation-Linked Total Return Index Value Hedged USD 5 years	Prospectus #2 Delaware Global Listed Real Assets Fund Bloomberg Barclays Global Inflation-Linked Total Return Index Value Hedged USD 10 years or lifetime	Prospectus #2 Delaware Global Listed Real Assets Fund The Global Listed Real Assets Blended Benchmark 1 year		Prospectus #2 Delaware Global Listed Real Assets Fund The Global Listed Real Assets Blended Benchmark 5 years		Prospectus #2 Delaware Global Listed Real Assets Fund The Global Listed Real Assets Blended Benchmark 10 years or lifetime		Prospectus #2 Delaware Global Listed Real Assets Fund S&P Global Infrastructure Index 1 year	Prospectus #2 Delaware Global Listed Real Assets Fund S&P Global Infrastructure Index 5 years	Prospectus #2 Delaware Global Listed Real Assets Fund S&P Global Infrastructure Index 10 years or lifetime	Prospectus #2 Delaware Global Listed Real Assets Fund FTSE EPRA Nareit Developed Index 1 year	Prospectus #2 Delaware Global Listed Real Assets Fund FTSE EPRA Nareit Developed Index 5 years	Prospectus #2 Delaware Global Listed Real Assets Fund FTSE EPRA Nareit Developed Index 10 years or lifetime	Prospectus #2 Delaware Global Listed Real Assets Fund S&P Global Natural Resources Index 1 year	Prospectus #2 Delaware Global Listed Real Assets Fund S&P Global Natural Resources Index 5 years	Prospectus #2 Delaware Global Listed Real Assets Fund S&P Global Natural Resources Index 10 years or lifetime	Prospectus #2 Delaware Global Listed Real Assets Fund Class A 1 year	Prospectus #2 Delaware Global Listed Real Assets Fund Class A 5 years	Prospectus #2 Delaware Global Listed Real Assets Fund Class A 10 years or lifetime	Prospectus #2 Delaware Global Listed Real Assets Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Global Listed Real Assets Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Global Listed Real Assets Fund Class A After Taxes on Distributions 10 years or lifetime	Prospectus #2 Delaware Global Listed Real Assets Fund Class A After Taxes on Distributions and Sales 1 year		Prospectus #2 Delaware Global Listed Real Assets Fund Class A After Taxes on Distributions and Sales 5 years		Prospectus #2 Delaware Global Listed Real Assets Fund Class A After Taxes on Distributions and Sales 10 years or lifetime		Prospectus #2 Delaware Global Listed Real Assets Fund Class C 1 year	Prospectus #2 Delaware Global Listed Real Assets Fund Class C 5 years	Prospectus #2 Delaware Global Listed Real Assets Fund Class C 10 years or lifetime	Prospectus #2 Delaware Global Listed Real Assets Fund Class R 1 year	Prospectus #2 Delaware Global Listed Real Assets Fund Class R 5 years	Prospectus #2 Delaware Global Listed Real Assets Fund Class R 10 years or lifetime	Prospectus #2 Delaware Global Listed Real Assets Fund Institutional Class 1 year	Prospectus #2 Delaware Global Listed Real Assets Fund Institutional Class 5 years	Prospectus #2 Delaware Global Listed Real Assets Fund Institutional Class 10 years or lifetime	Prospectus #2 Delaware Global Listed Real Assets Fund Class R6 1 year	Prospectus #2 Delaware Global Listed Real Assets Fund Class R6 Lifetime	Prospectus #2 Delaware Global Listed Real Assets Fund Class R6 Inception Date
Total	2.80%	9.74%	10.50%	0.06%	8.81%	11.36%	(0.41%)	5.24%	9.03%	0.36%	6.69%	9.18%	7.82%	7.45%	5.51%	8.28%	7.97%	6.00%	(5.80%)	4.19%	3.72%	(6.32%)	3.54%	2.98%	(2.68%)	3.44%	3.00%	18.31%	12.81%	3.63%	18.69%	13.22%	4.00%	11.20%	9.10%	2.45%	11.10%	8.52%	1.65%	7.05%	7.18%	1.95%	18.31%	12.81%	3.63%	18.69%	13.22%	4.00%	30.03%	17.68%	5.91%	28.41%	16.86%	5.14%	18.44%	14.26%	4.53%	6.07%	8.42%	6.61%	7.51%	7.63%	6.25%	3.50%	4.56%	3.48%	4.43%	4.51%	3.61%	7.51%	4.44%	3.84%	11.25%	5.55%	4.63%	8.41%	3.68%	3.17%	6.82%	3.46%	2.97%	9.46%	6.25%	5.25%	2.16%	[1]	7.25%	[1]	4.78%	[1]	(6.49%)	6.94%	5.56%	(9.04%)	3.74%	5.44%	(0.05%)	10.14%	0.04%	(4.92%)	3.99%	7.74%	(5.31%)	2.07%	5.89%	(2.74%)	[2]	2.58%	[2]	5.68%	[2]	(0.85%)	4.44%	7.57%	0.72%	4.99%	8.12%	1.18%	5.49%	8.65%	1.27%	4.05%	Aug. 31, 2016

[1]	The Global Listed Real Assets Blended Benchmark is computed using a combination of 20% S&P Global Natural Resources Index NR; 20% FTSE EPRA Nareit Developed Index NR; 20% S&P Global Infrastructure Index NR; and 40% Bloomberg Barclays Global Inflation-Linked Total Return Index Hedged USD.
[2]	After-tax returns in the table above are calculated using the historical highest individual US federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirements accounts (IRAs). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.